Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Lease liability	$ 90,873,411	$ 91,923,742	$ 89,781,180	$ 87,511,733	$ 225,749,200
Derivative financial instruments					1,518,249
Accounts payable, accruals and other payables (excluding accrued interest)	93,903,217	107,940,623	88,342,208		115,633,080	$ 35,946,217
Total	358,298,810		360,905,005	86,970,181	434,896,048	364,646,641
Term loans (Including accrued interest)					91,995,519
Previously stated [member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)				191,264,715
Lease liability			89,781,180	87,511,733	30,779,138
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)				86,970,181
Total				365,746,629
On demand [member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Lease liability
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total	171,343,445		182,781,617			$ 99,447,827
Term loans (Including accrued interest)
On demand [member] | Previously stated [member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)
Lease liability
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total
Upto 1 Year [Member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Lease liability			5,978,847	6,586,405	2,359,590
Derivative financial instruments					1,518,249
Accounts payable, accruals and other payables (excluding accrued interest)	93,903,217	107,940,623	88,342,208		115,633,080
Total	99,727,482		94,321,055	86,970,181	137,345,488
Term loans (Including accrued interest)					17,834,569
Upto 1 Year [Member] | Previously stated [member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)				11,250,000
Lease liability				2,591,557
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)				86,970,181
Total				100,811,738
1 to 5 Years [Member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Lease liability			18,899,037	20,812,094	9,919,810
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total	18,947,077		18,899,037		43,530,413
Term loans (Including accrued interest)					33,610,603
1 to 5 Years [Member] | Previously stated [member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)				180,014,715
Lease liability				25,823,081
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total				205,837,796
Later than five years [member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Lease liability			64,903,296	60,113,234	213,469,800
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total	$ 68,280,806		$ 64,903,296		254,020,147
Term loans (Including accrued interest)					$ 40,550,347
Later than five years [member] | Previously stated [member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)
Lease liability				59,097,095
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total				$ 59,097,095